CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows From Operating Activities:
Net loss	$ (66,713)	$ (19,253)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	112	31
Interest earned on reclamation bond	(1)	(3)
Share based compensation	6,696	6,376
Common stock issued for consulting fees	31,033	32
Accretion of reclamation liability	9	0
Amortization of right of use asset	125	0
Net foreign exchange (gain) loss	(1,056)	1,669
Change in:
Prepaid expenses and other current assets	(1,347)	16
Accounts payable and accrued liabilities	2,533	244
Other assets	(6)	0
Net cash used by operating activities	(28,615)	(10,888)
Cash Flows From Investing Activities:
Construction in progress	(9,994)	(12,029)
Mineral rights and properties	(186)	(113)
Properties, plant and equipment	(1,220)	(39)
Reclamation bonds	0	(777)
Net cash used by investing activities	(11,400)	(12,958)
Cash Flows From Financing Activities:
Payments on note payable	(112)	(2)
Proceeds from issuance of common stock	26,309	30,110
Proceeds from exercise of stock options	5,222	9,236
Share issuance costs	(797)	(1,574)
Net cash provided by financing activities	30,622	37,770
Net increase (decrease) in cash and cash equivalents	(9,393)	13,924
Effect of exchange rate fluctuation on cash	(361)	247
Cash and cash equivalents at beginning of period	40,811	26,640
Cash and cash equivalents at end of period	31,057	40,811
Supplemental Disclosure Of Cash Flow Information:
Interest paid in cash	6	3
Noncash Investing And Financing Activities
Accounts payable change related to construction in progress	2,922	(1,404)
Construction in progress transferred to properties, plant and equipment	55	798
Recognition of operating lease liabilities and right of use assets	283	237
Notes payable issued for properties, plant and equipment	206	0
Increase (decrease) in asset retirement costs	$ 103	$ 0